Deposits	12 Months Ended
Mar. 31, 2018
Deposits

16. Deposits

Deposits include demand deposits, which are non-interest-bearing, and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2017 and March 31, 2018 were as follows:

	As of March 31,
	2017		2018		2018
	(In millions)
Interest-bearing:
Savings deposits	Rs.	1,935,786.3	Rs.	2,237,968.7	US$	34,372.1
Time deposits		3,341,857.7		4,455,680.6		68,433.1

Total interest-bearing deposits		5,277,644.0		6,693,649.3		102,805.2
Non-interest-bearing deposits		1,153,678.9		1,190,102.2		18,278.3

Total	Rs.	6,431,322.9	Rs.	7,883,751.5	US$	121,083.5

As of March 31, 2017 and March 31, 2018, time deposits of Rs. 2,721,768.7 million and Rs. 3,904,998.5 million, respectively, had a residual maturity of less than one year. The remaining deposits mature between one and ten years.

As of March 31, 2017 and March 31, 2018, time deposits in excess of Rs. 0.1 million aggregated Rs. 3,161,579.1 million and Rs. 4,282,026.0 million, respectively.

As of March 31, 2018, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2018
	(In millions)
Due to mature in the fiscal year ending March 31:
2019	Rs.	3,904,998.5	US$	59,975.4
2020		359,634.8		5,523.5
2021		67,797.0		1,041.3
2022		55,868.1		858.1
2023		35,338.5		542.8
Thereafter		32,043.7		492.0

Total	Rs.	4,455,680.6	US$	68,433.1